Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
Pay versus Performance Table
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing information about the relationship between executive compensation actually paid to Mr. Glass, who is the principal executive officer, and the other named executive officers, as calculated in accordance with 402(v) of Regulation S-K (or “Compensation Actually Paid”), and certain financial performance measures. For additional information on our compensation philosophy, executive compensation program, and how we design our executive compensation program to align pay with performance, please refer to the section titled “Executive Compensation — Compensation Discussion and Analysis”.

Pay Versus Performance Table
Year	Summary Compensation Table Total for Principal Executive Officer ($)(1)	Compensation Actually Paid for Principal Executive Officer ($)(2)	Average Summary Compensation Table Total for Other Named Executive Officers ($)(3)	Average Compensation Actually Paid for Other Named Executive Officers ($)(4)	Value of Initial Fixed $100 Investment Based On:
					Olo Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(5)	Net (Loss) Income ($M)	Non-GAAP Total Gross Profit ($M)(6)
2024	9,510,745	11,954,234	2,730,257	3,791,908	22	197	(1)	175
2023	2,972,160	3,034,703	3,196,966	2,277,227	16	145	(58)	155
2022	4,373,426	(7,365,852)	3,467,556	(1,411,121)	18	93	(46)	138
2021	12,419,093	51,704,101	2,711,426	6,888,058	60	130	(42)	122

(1)	Mr. Glass served as our principal executive officer for the entirety of the years-ended December 31, 2021, 2022, 2023, and 2024.
(2)
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Glass during the applicable year, but are instead computed in accordance with Item 402(v) of Regulation S-K. Compensation Actually Paid to Mr. Glass reflects the following adjustments from total compensation as reported in the Summary Compensation Table:

Principal Executive Officer—Noah Glass
			Fiscal Year-Ended December 31,
			2021	2022	2023	2024
	Summary Compensation Table—Total Compensation	(a)	$12,419,093	$4,373,426	$2,972,160	$9,510,745
—	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	9,339,129	3,850,737	1,939,420	8,525,359
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	9,861,224	1,187,314	1,162,594	10,772,805
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	2,119,183	(7,089,306)	91,146	363,500
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	4,698,981	651,271	315,084	—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	31,944,749	(2,637,820)	433,139	(167,457)
—	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—	—	—
=	Compensation Actually Paid		$51,704,101	$(7,365,852)	$3,034,703	$11,954,234

a.	Represents total compensation as reported in the Summary Compensation Table for Mr. Glass.
b.	Represents the aggregate grant date fair value of the stock awards and option awards granted to Mr. Glass, computed in accordance with FASB ASC Topic 718.
c.
Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Glass’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC Topic 718.

d.
Represents the aggregate change in fair value during the indicated fiscal year-end of the outstanding and unvested stock awards and option awards held by Mr. Glass as of the last day of the indicated fiscal year, computed in accordance with FASB ASC Topic 718.

e.	Represents the aggregate fair value at vesting of the option awards that were granted to Mr. Glass and vested during the indicated fiscal year-end, computed in accordance with FASB ASC Topic 718.
f.
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by Mr. Glass that was granted in a prior fiscal year and which vested during the indicated fiscal year-end, computed in accordance with FASB ASC Topic 718.

g.
Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Glass’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year-end, computed in accordance with FASB ASC 718 (of which there happened to be none for 2021, 2022, 2023, or 2024).

(3)
Our other named executive officers for the applicable years were as follows: Messrs. Benevides, Morvillo and Panama, and Ms. Lambert for the year-ended December 31, 2024; Messrs. Benevides and Panama, and Mses. Lambert, Manning, and Das for the year-ended December 31, 2023; Messrs. Benevides, Panama, and Hahnfeld and Ms. Das for the year-ended December 31, 2022; and Messrs. Benevides and Hahnfeld for the year-ended December 31, 2021.

(4)
The dollar amounts do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable year but are instead computed in accordance with Item 402(v) of Regulation S-K. The average Compensation Actually Paid to our named executive officers, other than Mr. Glass, reflects the following adjustments from total compensation as reported in the Summary Compensation Table:

Named Executive Officer Average
			Fiscal Year-Ended December 31,
			2021	2022	2023	2024
	Summary Compensation Table — Total Compensation	(a)	$2,711,426	$3,467,556	$3,196,966	$2,730,257
—	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	2,002,655	2,849,203	2,577,592	1,964,912
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	2,101,133	1,217,398	1,500,455	2,526,813
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	1,457,826	(1,901,553)	(8,876)	475,594
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	1,001,177	181,543	202,820	146,096
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	1,619,151	(915,109)	124,380	(45,595)
—	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	611,753	160,926	76,345
=	Compensation Actually Paid		$6,888,058	$(1,411,121)	$2,277,227	$3,791,908

a.	Represents the average total compensation as reported in the Summary Compensation Table for the reported named executive officers in Note (3).
b.	Represents the average aggregate grant date fair value of the stock awards and option awards granted to the named executive officers, computed in accordance with FASB ASC Topic 718.
c.
Represents the average aggregate fair value as of the indicated fiscal year-end of the named executive officers’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC Topic 718.

d.
Represents the average aggregate change in fair value during the indicated fiscal year-end of the outstanding and unvested stock awards and option awards held by the named executive officers as of the last day of the indicated fiscal year, computed in accordance with FASB ASC Topic 718.

e.
Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the named executive officers and vested during the indicated fiscal year-end, computed in accordance with FASB ASC Topic 718.

f.
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the named executive officers that was granted in a prior fiscal year and which vested during the indicated fiscal year-end, computed in accordance with FASB ASC Topic 718.

g.
Represents the average aggregate fair value as of the last day of the prior fiscal year of the named executive officers’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year-end, computed in accordance with FASB ASC Topic 718.

(5)
Our TSR and our peer group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 in our Class A common stock as of March 17, 2021, the date of our initial public offering, valued again on each fiscal year-ended December 31, 2021, 2022, 2023, and 2024 on the same cumulative basis as is used in Item 201(e) of Regulation S-K. Our peer group TSR is the S&P 500 Information Technology Index, as disclosed in our Annual Report on Form 10-K for Fiscal Year 2024.

(6)
Non-GAAP Total Gross Profit represents a non-GAAP number. Please see “Gross Profit and Gross Margin Reconciliation” included in our Press Release dated February 25, 2025, for the year ended December 31, 2024, for a reconciliation of non-GAAP Total Gross Profit to GAAP Total Gross Profit. Non-GAAP Total Gross Profit was not the company-selected performance measure in each fiscal year-ended December 31, 2021, 2022, and 2023. Non-GAAP Total Gross Profit is nonetheless a key driver of our performance and stockholder value creation and represents 50% of the corporate performance component of our Bonus Plan for Fiscal Year 2024. For more details on the components of our Bonus Plan, please refer to the section titled “Executive Compensation — Compensation Elements.”

Company Selected Measure Name	Non-GAAP Total Gross Profit
Named Executive Officers, Footnote
(1)	Mr. Glass served as our principal executive officer for the entirety of the years-ended December 31, 2021, 2022, 2023, and 2024.
(3)
Our other named executive officers for the applicable years were as follows: Messrs. Benevides, Morvillo and Panama, and Ms. Lambert for the year-ended December 31, 2024; Messrs. Benevides and Panama, and Mses. Lambert, Manning, and Das for the year-ended December 31, 2023; Messrs. Benevides, Panama, and Hahnfeld and Ms. Das for the year-ended December 31, 2022; and Messrs. Benevides and Hahnfeld for the year-ended December 31, 2021.

Peer Group Issuers, Footnote
(5)
Our TSR and our peer group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 in our Class A common stock as of March 17, 2021, the date of our initial public offering, valued again on each fiscal year-ended December 31, 2021, 2022, 2023, and 2024 on the same cumulative basis as is used in Item 201(e) of Regulation S-K. Our peer group TSR is the S&P 500 Information Technology Index, as disclosed in our Annual Report on Form 10-K for Fiscal Year 2024.

PEO Total Compensation Amount	$ 9,510,745	$ 2,972,160	$ 4,373,426	$ 12,419,093
PEO Actually Paid Compensation Amount	$ 11,954,234	3,034,703	(7,365,852)	51,704,101
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Glass during the applicable year, but are instead computed in accordance with Item 402(v) of Regulation S-K. Compensation Actually Paid to Mr. Glass reflects the following adjustments from total compensation as reported in the Summary Compensation Table:

Principal Executive Officer—Noah Glass
			Fiscal Year-Ended December 31,
			2021	2022	2023	2024
	Summary Compensation Table—Total Compensation	(a)	$12,419,093	$4,373,426	$2,972,160	$9,510,745
—	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	9,339,129	3,850,737	1,939,420	8,525,359
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	9,861,224	1,187,314	1,162,594	10,772,805
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	2,119,183	(7,089,306)	91,146	363,500
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	4,698,981	651,271	315,084	—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	31,944,749	(2,637,820)	433,139	(167,457)
—	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—	—	—
=	Compensation Actually Paid		$51,704,101	$(7,365,852)	$3,034,703	$11,954,234

a.	Represents total compensation as reported in the Summary Compensation Table for Mr. Glass.
b.	Represents the aggregate grant date fair value of the stock awards and option awards granted to Mr. Glass, computed in accordance with FASB ASC Topic 718.
c.
Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Glass’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC Topic 718.

d.
Represents the aggregate change in fair value during the indicated fiscal year-end of the outstanding and unvested stock awards and option awards held by Mr. Glass as of the last day of the indicated fiscal year, computed in accordance with FASB ASC Topic 718.

e.	Represents the aggregate fair value at vesting of the option awards that were granted to Mr. Glass and vested during the indicated fiscal year-end, computed in accordance with FASB ASC Topic 718.
f.
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by Mr. Glass that was granted in a prior fiscal year and which vested during the indicated fiscal year-end, computed in accordance with FASB ASC Topic 718.

g.
Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Glass’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year-end, computed in accordance with FASB ASC 718 (of which there happened to be none for 2021, 2022, 2023, or 2024).

Non-PEO NEO Average Total Compensation Amount	$ 2,730,257	3,196,966	3,467,556	2,711,426
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,791,908	2,277,227	(1,411,121)	6,888,058
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable year but are instead computed in accordance with Item 402(v) of Regulation S-K. The average Compensation Actually Paid to our named executive officers, other than Mr. Glass, reflects the following adjustments from total compensation as reported in the Summary Compensation Table:

Named Executive Officer Average
			Fiscal Year-Ended December 31,
			2021	2022	2023	2024
	Summary Compensation Table — Total Compensation	(a)	$2,711,426	$3,467,556	$3,196,966	$2,730,257
—	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	2,002,655	2,849,203	2,577,592	1,964,912
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	2,101,133	1,217,398	1,500,455	2,526,813
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	1,457,826	(1,901,553)	(8,876)	475,594
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	1,001,177	181,543	202,820	146,096
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	1,619,151	(915,109)	124,380	(45,595)
—	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	611,753	160,926	76,345
=	Compensation Actually Paid		$6,888,058	$(1,411,121)	$2,277,227	$3,791,908

a.	Represents the average total compensation as reported in the Summary Compensation Table for the reported named executive officers in Note (3).
b.	Represents the average aggregate grant date fair value of the stock awards and option awards granted to the named executive officers, computed in accordance with FASB ASC Topic 718.
c.
Represents the average aggregate fair value as of the indicated fiscal year-end of the named executive officers’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC Topic 718.

d.
Represents the average aggregate change in fair value during the indicated fiscal year-end of the outstanding and unvested stock awards and option awards held by the named executive officers as of the last day of the indicated fiscal year, computed in accordance with FASB ASC Topic 718.

e.
Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the named executive officers and vested during the indicated fiscal year-end, computed in accordance with FASB ASC Topic 718.

f.
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the named executive officers that was granted in a prior fiscal year and which vested during the indicated fiscal year-end, computed in accordance with FASB ASC Topic 718.

g.
Represents the average aggregate fair value as of the last day of the prior fiscal year of the named executive officers’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year-end, computed in accordance with FASB ASC Topic 718.

Compensation Actually Paid vs. Total Shareholder Return
The chart above compares Compensation Actually Paid, as computed in accordance with Item 402(v) of Regulation S-K, to our cumulative TSR since our initial public offering on March 17, 2021. As a result of the emphasis on long-term equity incentives in our executive compensation program, Compensation Actually Paid to our named executive officers is linked to our TSR. Over the last four years, Compensation Actually Paid to Mr. Glass and the average for our other named executive officers has decreased overall, aligned with our cumulative TSR, due to the overall decline in our stock performance.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid to our named executive officers is not directly impacted by net (loss) income or Non-GAAP Total Gross Profit.
•	Our net loss for the fiscal year-ended December 31, 2021 was $42 million, and it increased over the following two years, before decreasing to $1 million for Fiscal Year 2024.
•	Non-GAAP Total Gross Profit for the fiscal year-ended December 31, 2021 was $122 million, and it increased over the following three years to $175 million for Fiscal Year 2024.
As illustrated above, the Compensation Actually Paid to Mr. Glass and the average for our other named executive officers overall decreased over that same period, due to the heavy emphasis on long-term equity incentives in our executive compensation program and the related overall decline in our stock performance.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid to our named executive officers is not directly impacted by net (loss) income or Non-GAAP Total Gross Profit.
•	Our net loss for the fiscal year-ended December 31, 2021 was $42 million, and it increased over the following two years, before decreasing to $1 million for Fiscal Year 2024.
•	Non-GAAP Total Gross Profit for the fiscal year-ended December 31, 2021 was $122 million, and it increased over the following three years to $175 million for Fiscal Year 2024.
As illustrated above, the Compensation Actually Paid to Mr. Glass and the average for our other named executive officers overall decreased over that same period, due to the heavy emphasis on long-term equity incentives in our executive compensation program and the related overall decline in our stock performance.

Total Shareholder Return Vs Peer Group
The chart above compares Compensation Actually Paid, as computed in accordance with Item 402(v) of Regulation S-K, to our cumulative TSR since our initial public offering on March 17, 2021. As a result of the emphasis on long-term equity incentives in our executive compensation program, Compensation Actually Paid to our named executive officers is linked to our TSR. Over the last four years, Compensation Actually Paid to Mr. Glass and the average for our other named executive officers has decreased overall, aligned with our cumulative TSR, due to the overall decline in our stock performance.

Tabular List, Table
Tabular List of Financial Performance Measures
The following is a list of financial performance measures, which in our assessment, represent the most important financial performance measures used to link Compensation Actually Paid to the named executive officers for Fiscal Year 2024 to our performance. These three financial measures were also used as metrics in our Bonus Plan, as described in further detail in “Executive Compensation — Compensation Elements.”
•	Non-GAAP Total Gross Profit
•	Gross Revenue
•	Non-GAAP Operating Income

Total Shareholder Return Amount	$ 22	16	18	60
Peer Group Total Shareholder Return Amount	$ 197	$ 145	$ 93	$ 130
Company Selected Measure Amount	175,000,000	155,000,000	138,000,000	122,000,000
PEO Name	Mr. Glass	Mr. Glass	Mr. Glass	Mr. Glass
Net Income (Loss) Available to Common Stockholders, Basic	$ (1,000,000)	$ (58,000,000)	$ (46,000,000)	$ (42,000,000)
Percentage of Corporate Performance Component of Bonus Plan Driven by Company Selected Measure	50.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Total Gross Profit
Non-GAAP Measure Description
(6)
Non-GAAP Total Gross Profit represents a non-GAAP number. Please see “Gross Profit and Gross Margin Reconciliation” included in our Press Release dated February 25, 2025, for the year ended December 31, 2024, for a reconciliation of non-GAAP Total Gross Profit to GAAP Total Gross Profit. Non-GAAP Total Gross Profit was not the company-selected performance measure in each fiscal year-ended December 31, 2021, 2022, and 2023. Non-GAAP Total Gross Profit is nonetheless a key driver of our performance and stockholder value creation and represents 50% of the corporate performance component of our Bonus Plan for Fiscal Year 2024. For more details on the components of our Bonus Plan, please refer to the section titled “Executive Compensation — Compensation Elements.”

Measure:: 2
Pay vs Performance Disclosure
Name	Gross Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,525,359)	(1,939,420)	(3,850,737)	(9,339,129)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,772,805	1,162,594	1,187,314	9,861,224
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	363,500	91,146	(7,089,306)	2,119,183
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	315,084	651,271	4,698,981
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(167,457)	433,139	(2,637,820)	31,944,749
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,964,912)	(2,577,592)	(2,849,203)	(2,002,655)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,526,813	1,500,455	1,217,398	2,101,133
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	475,594	(8,876)	(1,901,553)	1,457,826
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	146,096	202,820	181,543	1,001,177
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,595)	124,380	(915,109)	1,619,151
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (76,345)	$ (160,926)	$ (611,753)	$ 0